LEASES - Supplemental in formation of leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
LEASES
Carrying amount Right-of-use Asset	$ 40,537
Operating lease cost	105,431	$ 84,236	$ 65,750
Short-term lease cost	$ 177	$ 279	$ 267
Weighted-average remaining lease term - operating leases	6 years 8 months 12 days	4 years 4 months 24 days
Weighted-average discount rate - operating leases	5.80%	5.80%
Other information
Cash payments for operating leases	$ 103,301	$ 65,610
Right-of-use assets obtained in exchange for operating lease liabilities	$ 269,219	$ 137,769